MassMutual RetireSMART 2010 Fund
MassMutual RetireSMARTSM 2010 Fund

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 12, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund:

The name of each Fund will change as follows:

Current Name	New Name
MassMutual RetireSMARTSM In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM 2010 Fund	MassMutual RetireSMARTSM by JPMorgan 2010 Fund
MassMutual RetireSMARTSM 2015 Fund	MassMutual RetireSMARTSM by JPMorgan 2015 Fund
MassMutual RetireSMARTSM 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM 2050 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM 2055 Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM 2060 Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund

The following information replaces similar information found on pages 44-46 for the MassMutual RetireSMARTSM 2010 Fund:

INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
FEES AND EXPENSES OF THE FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual RetireSMART 2010 Fund		Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees		none	none	none	none	none	none	none
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%
Other Expenses		0.32%	0.42%	0.52%	0.62%	0.62%	0.52%	0.52%
Acquired Fund Fees and Expenses		0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	[1]	0.81%	0.91%	1.01%	1.11%	1.36%	1.26%	1.51%
Expense Reimbursement		(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .06%, .16%, .26%, .36%, .61%, .51%, and .76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded for the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual RetireSMART 2010 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	56	223	415	969
Class R5	66	255	470	1,087
Service Class	77	287	524	1,204
Administrative Class	87	318	578	1,320
Class A	656	924	1,222	2,066
Class R4	102	365	658	1,492
Class R3	127	443	790	1,772

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds ("Underlying Funds") using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC ("MML Advisers"), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual")), Barings Funds (advised by Barings LLC ("Barings"), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. ("J.P. Morgan") or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund's strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund's assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.

The Fund's assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon. The Fund's strategic target allocations are currently substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund. As a result, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund's Board of Trustees ("Trustees") without a vote of shareholders. For more information, see "MassMutual RetireSMART by JPMorgan Funds" in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund's Prospectus.

The table below shows the Fund's strategic target allocations among asset and sub-asset classes. The table below shows the Fund's strategic target allocations initially established in 2018.

Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.

(1)    As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund's actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund's investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund's investments in different asset classes. In establishing the Fund's strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund's assets that it believes will outperform the S&P Target Date 2010 Index (the Fund's broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund's strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund's investment strategy. J.P. Morgan may review the Fund's strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund's investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund's investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund's strategic target allocations in any year will not typically cause the Fund's actual strategic target allocations to vary from the allocations shown in the Fund's Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund's allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund's asset allocations at any given time to vary from the strategic target allocations shown in the Fund's Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).

The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as "non-affiliated" funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund's assets allocations, because it might expect to benefit financially by allocating the Fund's assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.

The table below shows the Fund's expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund's assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund's allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund's shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information ("SAI").

Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including "junk" or "high yield" bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts ("REITs"), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund's portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds' expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following risks are added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.

Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.

Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE